PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property And Equipment Net
PROPERTY AND EQUIPMENT, NET
NOTE 4:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2018

Cost:
Laboratory equipment	$297	$300
Office equipment	8	15

	305	315
Accumulated depreciation:
Laboratory equipment	$179	$212
Office equipment	1	3

	180	215

Depreciated cost	$125	$100

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were $60, $64 and  $35 respectively.